Notes Payable	12 Months Ended
Dec. 31, 2023
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 13—NOTES PAYABLE

Notes payable as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Vehicle loans	$389,226	$230,235
6% Amortizing promissory note	562,411	465,805
6% Subordinated promissory notes	500,000	-
Purchase and sale of future revenues loan	1,807,800	-
20% OID subordinated promissory notes	3,125,000	-
Total notes payable	6,384,437	-
Less: debt discounts	(3,534,561)	-
Total notes payable, net	$2,849,876	$696,040

Current portion of notes payable, net	$2,575,730	$551,210
Notes payable, net of current portion	$274,146	$144,830

6% Amortizing Promissory Note

On July 29, 2020, 1847 Asien entered into a securities purchase agreement with Joerg Christian Wilhelmsen and Susan Kay Wilhelmsen, as trustees of the Wilhelmsen Family Trust, U/D/T Dated May 1, 1992, pursuant to which 1847 Asien issued a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500. This note is unsecured and contains customary events of default. This note was subsequently amended on multiple occasions, and pursuant to the latest amendment, the parties agreed to extend the maturity date of the note to July 30, 2023. As additional consideration for entering into the amendment, 1847 Asien agreed to pay an amendment fee of $84,362 on the maturity date. This note is currently in default.

As of December 31, 2023, the outstanding principal balance is $562,411, with an accrued interest balance of $142,883.

6% Subordinated Promissory Notes

As part of the consideration paid in the acquisition of ICU Eyewear, 1847 ICU issued the sellers 6% subordinated promissory notes in the aggregate principal amount of $500,000. The notes bear interest at the rate of 6% per annum with all principal and accrued interest being due and payable in one lump sum on February 9, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. 1847 ICU may prepay all or any portion of the notes at any time prior to the maturity date without premium or penalty of any kind. The notes contain customary events of default, including, without limitation, in the event of (i) non-payment, (ii) a default by 1847 ICU of any of its covenants in the notes, the agreement and plan of merger or any other agreement entered into in connection with the agreement and plan of merger, or a breach of any of the representations or warranties under such documents, (iii) the insolvency or bankruptcy of 1847 ICU or ICU Eyewear or (iv) a change of control (as defined in the notes) of 1847 ICU or ICU Eyewear. The notes are unsecured and subordinated to all senior indebtedness.

As of December 31, 2023, the total outstanding principal balance is $500,000, with an accrued interest balance of $27,083.

Purchase and Sale of Future Revenues Agreement

On March 31, 2023, the Company and its subsidiary 1847 Cabinet entered into a non-recourse funding agreement with a third-party for the sale of future revenues totaling $1,965,000 for net cash proceeds of $1,410,000. The Company is required to make weekly ACH payments in the amount of $39,300. The agreement also allows for the third-party to file UCCs securing their interest in the receivables and includes customary events of default.

The Company recorded a debt discount of $555,000, which will be amortized under the effective interest method. The Company is utilizing the prospective method to account for subsequent changes in the estimated future payments, whereby if there is a change in the estimated future cash flows, a new effective interest rate is determined based on the revised estimate of remaining cash flows. The effective interest rate was 72.4%.

On November 30, 2023, this agreement was amended to increase the sale of future revenues outstanding balance by $1,375,500 to $1,965,000 for net cash proceeds of $865,500. All other terms remained the same.

As a result of the amendment, the Company recorded a debt discount of $510,000, which will be amortized under the effective interest method. The Company is utilizing the prospective method to account for subsequent changes in the estimated future payments, whereby if there is a change in the estimated future cash flows, a new effective interest rate is determined based on the revised estimate of remaining cash flows. The effective interest rate is 65.1%.

As of December 31, 2023, the outstanding principal balance is $1,807,800, net of debt discounts of $438,916.

Private Placement of 20% OID Promissory Notes and Warrants

On August 11, 2023, the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued and sold to the investors 20% OID subordinated promissory notes in the aggregate principal amount of $3,125,000 and warrants for the purchase of an aggregate of 3,153 common shares for total cash proceeds of $2,218,000.

The notes are due and payable on February 11, 2024. The Company may voluntarily prepay the notes in full at any time. In addition, if the Company consummates any equity or equity-linked or debt securities issuance, or enters into a loan agreement or other financing, other than certain excluded debt (as defined in the note agreement), then the Company must prepay the notes in full. The notes are unsecured and have priority over all other unsecured indebtedness of the Company, except for certain senior indebtedness (as defined in the note agreement). The notes contain customary affirmative and negative covenants and events of default for a loan of this type.

The warrants are exercisable for a period five (5) years at an exercise price of $237.90 per share (subject to adjustments as defined in the warrant agreement) and may be exercised on a cashless basis if at the time of exercise there is no effective registration statement registering, or the prospectus contained therein is not available for, the issuance of common shares upon exercise thereof.

Pursuant to the securities purchase agreement, the Company is required to hold a special meeting of its shareholders on or before the date that is sixty (60) calendar days after the date of the securities purchase agreement for the purpose of obtaining shareholder approval of the issuance of all common shares that may be issued upon conversion of the notes and exercise of the warrants in accordance with NYSE American rules (the “Shareholder Approval”). In connection with the securities purchase agreement, the Company also entered into a registration rights agreement with the investors, pursuant to which the Company agreed to file a registration statement to register all common shares underlying the notes and the warrants under the Securities Act of 1933, as amended, within fifteen (15) days following an event of default and use its best efforts to cause such registration statement to be declared effective within ninety (90) days after the filing thereof. If the Company fails to meet these deadlines or comply with certain other requirements in the registration rights agreement, then on each date that the Company fails to comply, and on each monthly anniversary thereof, the Company shall pay to each investor an amount in cash, as partial liquidated damages and not as a penalty, equal to 1.0% of the aggregate subscription amount paid by such investor pursuant to the securities purchase agreement, subject to an aggregate cap of 10%. If the Company fails to pay any of these amounts in full within seven (7) days after the date payable, the Company must pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law).

Spartan Capital Securities, LLC (“Spartan”) acted as placement agent in connection with the securities purchase agreement and received (i) a cash transaction fee equal to 6% of the aggregate gross proceeds, (ii) a non-accountable and non-reimbursable due diligence and expense fee equal to 1% of the aggregate gross proceeds and (iii) a warrant for the purchase of a number of common shares equal to eight percent (8%) of the number common shares issuable upon conversion of the notes and exercise of the warrants at an exercise price of $261.69 per share (subject to adjustments as defined in the warrant agreement), resulting in the issuance of a warrant for 6,663 common shares. The warrant is exercisable at any time six months after the date of issuance and until the fifth anniversary thereof.

Subject to Shareholder Approval, the notes are convertible into common shares at the option of the holders at any time on or following the date that an event of default (as defined in the note agreement) occurs at a conversion price equal to 90% of the lowest volume weighted average price of the Company’s common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $39.00 per share. The conversion price of the notes is subject to standard adjustments, including a price-based adjustment in the event that the Company issues any common shares or other securities convertible into or exercisable for common shares at an effective price per share that is lower than the conversion price, subject to certain exceptions.

The Company evaluated the embedded features within these promissory notes in accordance with ASC 480 and ASC 815. The Company determined that the embedded features, specifically (i) the default penalty of 40% on outstanding principal, and (ii) the conversion option into common shares at 90% of the lowest volume weighted average price for the common shares on the Company’s principal trading market (the “VWAP”) in the five days preceding conversion, subject to a $39.00 floor price, constitute derivative liabilities. These features, arising from default provisions not within the Company’s control, including the contingent interest feature and the contingent conversion (deemed redemption) feature, meet the definition of a derivative and do not qualify for derivative accounting exemptions. Consequently, these embedded features are bifurcated from the debt host and recognized as a single derivative liability.

The initial fair value of the derivative liabilities was determined using a Monte Carlo Simulation valuation model, considering various potential outcomes and scenarios. The model used the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 145.37%; (iii) risk-free interest rate of 5.37%; (iv) maximum term of one year; (v) estimated fair value of the common shares of $240.76 per share; and (vi) various probability assumptions. Subsequent changes in fair value are recognized in the statement of operations each reporting period. The issuance costs for the promissory notes, along with the allocated fair values of both the warrants and the bifurcated embedded derivative liability, have been collectively treated as a debt discount. This discount is being amortized to interest expense over the term of the promissory notes using the effective interest method.

As of December 31, 2023, the total outstanding principal balance is $29,355, net of debt discounts of $3,095,645.

Vehicle Loans

The Company has financed purchases of vehicles with notes payable, which are secured by the vehicles purchased. These notes have five to six-year terms and interest rates ranging from 3.74% to 9.94%. As of December 31, 2023, the total outstanding balance is $389,226.

Estimated future minimum principal payments of notes payable for the next five years consists of the following as of December 31, 2023:

Year Ending December 31,	Amount
2024	$6,110,291
2025	105,068
2026	75,485
2027	62,699
2028	30,894
Total payments	$6,384,437